Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Held to Maturity Securities - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Marketable Securities [Line Items]
Carrying Value as of December 31, 2022	$ 18,695,881	$ 140,404,628	$ 18,276,649
Gross Unrealized Gains	2,120
Gross Unrealized Losses		(1,142)	217
Fair Value as of December 31, 2022	18,698,001	140,403,486	18,276,866
US Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value as of December 31, 2022	18,695,881	140,404,628	18,276,649
Gross Unrealized Gains	2,120
Gross Unrealized Losses		(1,142)	217
Fair Value as of December 31, 2022	$ 18,698,001	$ 140,403,486	$ 18,276,866